Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Operating activities
Profit (loss)	$ (17,338)	$ (39,667)
Items not affecting cash
Depreciation and amortization	15,506	14,646
Amortization of finance costs	242	231
Share-based compensation	5,588	2,918
Unrealized foreign exchange loss	1,291	273
Foreign exchange loss (gain) on repayment of long-term debt	(879)	81
Forgiveness of PPP loan	(1,898)	0
Interest accretion on balances of purchase payable	835	318
Loss on disposal of property and equipment	218	0
Other	(138)	0
Gain on sale of subsidiary	0	(681)
Impairment of intangibles and goodwill	0	28,036
Deferred taxes	(3,797)	(3,202)
Changes in non-cash working capital items	(86)	5,739
Adjustments to reconcile profit (loss)	16,882	48,359
Net cash (used in) from operating activities	(456)	8,692
Investing activities
Additions to property and equipment	(2,104)	(4,488)
Additions to intangibles	(166)	(49)
Short-term deposits	0	1,324
Restricted cash	(1,021)	47
Repurchase of equity interests issued on business acquisition	(1,276)	0
Business acquisitions and divestiture, net of cash acquired	0	(15,166)
Right-of-use assets	0	222
Net cash used in investing activities	(4,567)	(18,204)
Financing activities
Line of credit and demand loan drawn (repaid)	0	(3,153)
Increase in long-term debt, net of related transaction costs	53,471	64,093
Repayment of long-term debt	(49,867)	(54,409)
Exercise of stock options	300	165
Repayment of lease liabilities	(1,397)	(1,754)
Lease incentives	917	0
Net cash from financing activities	3,424	4,942
Effect of exchange rate changes	(308)	579
Net change in cash	(1,907)	(3,991)
Cash, beginning of year	8,810	12,801
Cash, end of year	6,903	8,810
Interest paid	1,831	1,562
Income taxes paid	$ 574	$ 420